Trading Property (Details Textual) ₪ in Thousands, € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2018 ILS (₪) m²	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€) m²	Dec. 24, 2018 ILS (₪) m²	Dec. 24, 2018 EUR (€) m²
Trading Property (Textual)
Area of land | m²							15,000	15,000
Consideration amount		₪ 101,613					₪ 4,300	€ 1.0
Percentage of indirect shareholdings							100.00%	100.00%
Casa Radio Project [Member]
Trading Property (Textual)
Casa radio project cost		₪ 198		$ 263
Casa radio description	An agreement according to which it acquired 75% interest in a company ("Project SPV") which is under a PPP agreement with the Government of Romania to develop the Casa radio site in the center of Bucharest ("Project"). After signing the PPP agreement, PC holds indirectly 75% of the shares in the Project SPV, the remaining 25% are held by the Romanian authorities (15%) and a third party private investor (10%).			The trading property Casa Radio was valued using the Residual technique which set a value of EUR 50 million. Prior to the signing of the LOI, PC had obtained an updated appraisal as of December 31, 2018 based on the same technique which reflected a value of EUR 43 million.	The trading property Casa Radio was valued using the Residual technique which set a value of EUR 50 million. Prior to the signing of the LOI, PC had obtained an updated appraisal as of December 31, 2018 based on the same technique which reflected a value of EUR 43 million.
Area of land | m²		11.000				11.000
Asset carrying value | ₪		₪ 107
Construction of acquire interest, percentage		75.00%	75.00%
Provision of building construction		₪ 60,000	€ 14.0		€ 12.8
Recorded expenses change in PAB provision of trading properties		₪ 5,300	€ 1.2
Recorded loss change in PAB provision of trading properties					0.4
Project SPV, terms		The Project SPV was granted with development and exploitation rights in relation to the site for a period of 49 years, starting December 2006 (37 years remaining at the end of the reporting period).	The Project SPV was granted with development and exploitation rights in relation to the site for a period of 49 years, starting December 2006 (37 years remaining at the end of the reporting period).
Percentage of additional discount		33.30%	33.30%
Net realizable value sale of agreement						€ 25.0
Trading property valued using residual technique			€ 43.0		€ 50.0
Value of external appraiser			37.7
Proposed value of project			25.0
Trading property at gross basis			39.1
Provision for PAB liability			€ 14.1
Casa Radio Project [Member] | February 11, 2019 [Member]
Trading Property (Textual)
Percentage of indirect shareholdings		75.00%				75.00%
Consideration amount		₪ 258,000				€ 60.0
Letter of intent, description		On February 11, 2019 PC signed a non-binding Letter of Intent ("LOI") with AFI Europe N.V. (the "Purchaser", and together with the Company, the "Parties"), for the sale of its entire indirect shareholdings (75%) in the Casa Radio Project, for a maximum consideration of EUR 60 million (NIS 258 million), subject to the fulfilment of certain conditions as specified in the LOI. Following the execution of the LOI, the Purchaser shall have a period of 3 months to conduct due diligence investigations, after which, if satisfactory, a pre-sale agreement will be executed within 30 days following the conclusion of the due diligence investigations. (the "Pre-Sale Agreement"). In the framework of the Pre-Sale Agreement, the Purchaser will pay PC a non-refundable down payment. 15 months following the execution of the Pre-Sale Agreement, and subject to the satisfactory fulfillment of certain conditions precedent, the Parties will sign a sale agreement. As of the date hereof, there can be no certainty that, either the Pre-Sale Agreement nor the Sale Agreement will be executed and/or that the Transaction will be consummated as presented above or at all.	On February 11, 2019 PC signed a non-binding Letter of Intent ("LOI") with AFI Europe N.V. (the "Purchaser", and together with the Company, the "Parties"), for the sale of its entire indirect shareholdings (75%) in the Casa Radio Project, for a maximum consideration of EUR 60 million (NIS 258 million), subject to the fulfilment of certain conditions as specified in the LOI. Following the execution of the LOI, the Purchaser shall have a period of 3 months to conduct due diligence investigations, after which, if satisfactory, a pre-sale agreement will be executed within 30 days following the conclusion of the due diligence investigations. (the "Pre-Sale Agreement"). In the framework of the Pre-Sale Agreement, the Purchaser will pay PC a non-refundable down payment. 15 months following the execution of the Pre-Sale Agreement, and subject to the satisfactory fulfillment of certain conditions precedent, the Parties will sign a sale agreement. As of the date hereof, there can be no certainty that, either the Pre-Sale Agreement nor the Sale Agreement will be executed and/or that the Transaction will be consummated as presented above or at all.